Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio
Global Franchise Portfolio
Objective
The Global Franchise Portfolio seeks long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 52 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Franchise Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Franchise Portfolio		Class I	Class P	Class H		Class L
Advisory Fee		0.80%	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%		0.75%
Other Expenses		0.21%	0.21%	0.21%	[1]	0.21%	[1]
Total Annual Portfolio Operating Expenses	[2]	1.01%	1.26%	1.26%		1.76%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%	0.01%	0.01%		0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.25%	1.25%		1.75%
[1]	Other expenses have been estimated for the Portfolio's Class H and Class L shares for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.00% for Class I, 1.25% for Class P, 1.25% for Class H and 1.75% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Franchise Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	102	318	552	1,225
Class P	127	397	686	1,511
Class H	596	853	1,129	1,915
Class L	178	551	949	2,062

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect
Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited
("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM
Company"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

The Sub-Advisers emphasize individual stock selection and seek to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. The franchise focus of the Portfolio is based on the Sub-Advisers' belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers believe that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio is non-diversified and may focus its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The
Portfolio may also invest in the equity securities of any size company. The
Portfolio's equity investments may include convertible securities.

The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Small Capitalization Companies. Investments in small capitalization companies entail greater risks than those associated with larger, more established companies. Often the securities issued by small capitalization companies may be less liquid. Such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Risk of Investing in Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Portfolio to a greater extent than if the Portfolio's assets were invested in a wider variety of companies.

• Non-Diversified Portfolio. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.
Annual Total Returns-Calendar Years

High Quarter 6/30/09 18.11% Low Quarter 12/31/08 -13.37%
Average Annual Total Returns (for the calendar periods ended December 31, 2011)
Average Annual Total Returns Global Franchise Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Class I Return before Taxes		9.38%	4.74%	10.44%
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		8.95%	3.72%	9.57%
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Portfolio Shares		6.76%	3.91%	9.16%
Class P	Class P Return before Taxes		8.98%	4.46%	10.15%
Class H	Class H Return before Taxes	[1]
Class L	Class L Return before Taxes	[1]
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	[2]	(5.54%)	(2.37%)	3.62%
Lipper Global Multi-Cap Growth Funds Index	Lipper Global Multi-Cap Growth Funds Index (reflects no deduction for taxes)	[3]	(11.85%)	(0.18%)	5.02%
[1]	As of December 31, 2011, the Fund had not commenced offering Class H and Class L shares of the Portfolio. The returns for Class H and Class L shares would be lower than the returns for Class I shares of the Portfolio as expenses of Class H and Class L are higher. Return information for the Portfolio's Class H and Class L shares will be shown in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have a full calendar year of return information to report.
[2]	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 24 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. It is not possible to invest directly in an index.
[3]	The Lipper Global Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.